Acquisitions (Tables)	12 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Summary Of Company's Acquisition Activity
The following briefly describes the Company’s acquisition activity for the three years ended June 30, 2021.

Year Ended June 30,	Company Name	Description of the Business	Description of the Acquisition
2021	Sun Nuclear	Sun Nuclear Corporation (“SNC” or “Sun Nuclear”) is a provider in radiation oncology quality assurance, delivering patient safety solutions for diagnostic imaging and radiation therapy centers around the world.	On December 18, 2020, the Company acquired 100% of the equity interest for approximately $258.1 million of purchase consideration, net of cash acquired.

2021	Dosimetrics	Dosimetrics is a provider in the development and production of OSL personal radiation dosimeters and dosimetry solutions, including readers, erasers, software, accessories, and automation systems.	On December 1, 2020, the Company acquired 100% of the equity interest for approximately $3.0 million of purchase consideration, net of cash acquired.

2021	Biodex	Biodex is a manufacturer and distributor of medical devices and related replacement parts for physical and nuclear medicine, as well as medical imaging applications located in the United States.	On September 1, 2020, the Company acquired 100% of the equity interest for approximately $26.9 million of purchase consideration, net of cash acquired.

2020	AWST	AWST is a provider of calibration and measurement technologies for radiation medicine applications.	On March 31, 2020, the Company acquired 100% of the equity interest for approximately €24.5 million (or $26.9 million) of purchase consideration.

2020	Selmic	Selmic is an electronic component manufacturer of sensors, modules, and devices serving in automotive, transportation, medical, security, defense, and telecom industries.	On October 31, 2019, the Company acquired 100% of the equity interest for approximately €9.1 million (or $10.2 million) of purchase consideration.

2020	Premium Analyse	Premium Analyse is a provider in the radioactive gas detection market and measurement of tritium.	On July 19, 2019, the Company acquired 100% of the equity interest for approximately €7.9 million ($8.9 million) of purchase consideration.

2020	Capintec	Capintec is a provider of calibration and measurement technologies for nuclear medicine applications. Capintec provides solutions for applications in nuclear medicine, nuclear cardiology, oncology, endocrinology, diagnostic radiology, and radiation therapy.	On July 9, 2019, the Company acquired 100% of the equity interest for approximately $14.5 million of purchase consideration.

2019	NRG Dosimetry Services Group	NRG Dosimetry Services Group is a provider of dosimetry services in the Netherlands.	On October 31, 2018, the Company acquired 100% of the equity interest for approximately €7.8 million (or $9.1 million) of purchase consideration.

Summary of Fair Value of the Assets Acquired and the Liabilities Assumed
The following table presents the preliminary purchase price allocation estimates of the fair value of the assets acquired and liabilities assumed for the material Biodex and SNC acquisitions during the year ended June 30, 2021 (in millions):

	Biodex	SNC
Date of acquisition	September 1, 2020	December 18, 2020
Segment	Medical	Medical
Goodwill	$11.1	$130.2
Customer relationships (1)	2.3	59.5
Tradenames (2)	1.4	12.0
Non-Compete Agreements (3)	0.3	7.5
Developed Technology (4)	2.6	46.5

Amortizable intangible assets	$6.6	$125.5
Cash	4.1	18.8
Accounts receivable	4.0	24.0
Inventory	6.4	13.9
Property, Plant and Equipment	1.0	5.9
Other current and non-current assets	0.6	8.0
Current liabilities	(2.6)	(9.3)
Deferred contract revenue	(0.2)	(6.5)
Other long-term liabilities	—	(33.6)

Net tangible assets acquired	$13.3	$21.2

Purchase consideration (5)	31.0	276.9
Less: cash acquired	(4.1)	(18.8)

Purchase consideration, net of cash acquired	$26.9	$258.1
Acquiree revenue post acquisition through the period ended June 30, 2021	$32.6	$48.9
Acquiree income (loss) from operations post acquisition through the period ended June 30, 2021	$0.7	$(5.5)

(1)	The useful life for customer relationships ranges from 10 to 11 years.
(2)	The useful life for tradenames is 7 years.
(3)	The useful life for non-compete agreements ranges from 2 to 3 years.
(4)	The useful life for developed technology ranges from 7 to 10 years.
(5)	Biodex purchase consideration consisted of cash. SNC purchase consideration consisted of $261.9 million cash and $15.0 million of deferred consideration paid in February 2021.
The following summarizes the fair value of assets acquired and liabilities assumed for the acquisitions during the year ended June 30, 2020 (in millions):

	Company Name
	Capintec	Premium Analyse	Selmic	AWST
Date of acquisition	July 9, 2019	July 19, 2019	October 31, 2019	March 31, 2020
Segment	Medical	Industrial	Industrial	Medical
Goodwill	$6.0	$4.3	$2.7	$4.1
Customer relationships (1)	2.4	2.1	2.2	20.9
Developed technology (2)	2.5	1.7	—	—
Tradename (3)	0.1	0.1	0.2	—
Backlog (4)	0.3	—	0.1	—

Amortizable intangible assets	$5.3	$3.9	$2.5	$20.9
Cash	0.6	1.2	0.4	—
Accounts receivable	2.0	0.5	1.0	—
Inventory	2.7	1.4	4.2	0.6
Property and equipment	0.8	0.2	2.1	3.8
Other assets	0.6	0.1	—	0.3

Total tangible assets acquired	$6.7	$3.4	$7.7	$4.7
Accounts payable	(1.0)	(0.2)	(1.0)	—
Accrued expenses and other current liabilities	(1.1)	(0.1)	(0.5)	(0.4)
Pension obligations	—	(0.1)	—	—
Deferred tax liability	(0.5)	(1.1)	(0.7)	—
Deferred contract revenue	—	—	—	(0.6)
Financing obligations	—	—	—	(1.8)
Other liabilities	(0.3)	—	(0.1)	—

Total liabilities assumed	$(2.9)	$(1.5)	$(2.3)	$(2.8)

Net tangible assets acquired	$3.8	$1.9	$5.4	$1.9

Purchase consideration	15.1	10.1	10.6	26.9
Less: cash acquired	(0.6)	(1.2)	(0.4)	—

Purchase consideration, net of cash acquired	$14.5	$8.9	$10.2	$26.9
Acquiree revenue post acquisition for twelve months ended June 30, 2020	$15.2	$3.0	$11.0	$2.5
Acquiree income (loss) from operations post acquisition for twelve months ended June 30, 2020	$0.7	$—	$(0.1)	$(0.4)

(1)	The useful life for customer relationships ranges from 7 to 17 years.
(2)	The useful life for developed technology is 7 years.
(3)	The useful life for tradenames is 5 years.
(4)	The useful life for backlog is 1 year.

Summary of Unaudited Pro Forma Financial Information	The unaudited pro forma financial information does not reflect the expected realization of any anticipated cost savings, operating efficiencies, or other synergies that may have been associated with the acquisitions.

(amounts in millions)	Year ended June 30,
	2021	2020
Total revenues	$670.9	$598.7
Net loss	(168.5)	(151.9)
Net loss attributable to Mirion Technologies (TopCo), Ltd stockholders	(168.4)	(151.9)